Long term Debt - Bank loans and notes (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long term debt [Line Items]
Loan amount	$ 861,793	$ 190,334
Loan amount	50,000	0
Commerzbank $120,000 and $26,000 facilities
Long term debt [Line Items]
Loan amount	74,680	82,530
Credit Agricole Corporate and Investment Bank $70,000 facility
Long term debt [Line Items]
Loan amount	54,968	58,908
ABN Amro Bank N.V. $31,000 facility
Long term debt [Line Items]
Loan amount	12,800	18,400
HSH Nordbank AG $64,500 facility
Long term debt [Line Items]
Loan amount	29,600	30,496
HSH Nordbank AG $35,000 facility
Long term debt [Line Items]
Loan amount	33,187	0
Deutsche Bank AG $39,000 facility
Long term debt [Line Items]
Loan amount	36,660	0
ABN $87,458 Facility
Long term debt [Line Items]
Loan amount	76,689	0
Deutsche Bank $85,000 Facility
Long term debt [Line Items]
Loan amount	82,708	0
HSBC $86,600 Facility
Long term debt [Line Items]
Loan amount	83,490	0
CEXIM $57,360 Facility
Long term debt [Line Items]
Loan amount	0	0
HSBC $20,000 Dioriga Facility
Long term debt [Line Items]
Loan amount	19,300	0
NIBC $32,000 Facility
Long term debt [Line Items]
Loan amount	0	0
BNP $32,480 Facility
Long term debt [Line Items]
Loan amount	32,480	0
Excel vessel Bridge Facility
Long term debt [Line Items]
Loan amount	56,161	0
DVB $24,750 Facility
Long term debt [Line Items]
Loan amount	24,750	0
Excel Vessel CiT Facility
Long term debt [Line Items]
Loan amount	30,000	0
Sinosure Facility
Long term debt [Line Items]
Loan amount	0	0
Citi Facility
Long term debt [Line Items]
Loan amount	51,478	0
Heron Vessels Facility
Long term debt [Line Items]
Loan amount	24,567	0
DNB $120,000 Facility
Long term debt [Line Items]
Loan amount	88,275	0
8.00% 2019 Notes
Long term debt [Line Items]
Loan amount	$ 50,000	$ 0